Financial instruments and financial risk management - Currency and interest rate risk (Details) - EUR (€)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of risk management strategy
Approximate percentage of net foreign currency exposure that the entity hedges	70.00%
Derivative financial assets held for hedging	€ 0	€ 0
Derivative financial liabilities held for hedging	0	€ 0
Revolving credit facility
Disclosure of risk management strategy
Notional amount	€ 75,000,000.0
Maximum
Disclosure of risk management strategy
Duration of foreign currency hedging transactions	1 year
Currency risk | United States of America, Dollars
Disclosure of risk management strategy
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	€ 275,000	€ (260,000)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	€ (336,000)	€ 318,000
Currency risk | United Kingdom, Pounds
Disclosure of risk management strategy
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	€ 414,000	€ 33,000
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	€ (505,000)	€ (40,000)